Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 89,812	$ 122,715
Restricted cash, current		12,102
Accounts receivable, net	61,839	33,378
Contract assets	37,069	38,447
Prepaid expenses	32,690	28,207
Other current assets	815	1,668
Total current assets	222,225	236,517
Property and equipment, net	11,759	12,881
Intangible assets, net	144,913	149,248
Operating lease right of use assets	5,895	6,459
Goodwill	324,549	309,894
Investments	24,045	23,682
Restricted cash, non-current	25,348	24,203
Other assets	10,065	10,453
Total assets	768,799	773,337
Current liabilities:
Accounts payable	23,599	33,121
Accrued expenses	59,686	56,956
Deferred revenue	41,589	41,273
Current debt	7,400	7,405
Derivative warrant liabilities		6,922
Operating lease liabilities, current	3,083	3,462
Other current liabilities	13,443	22,001
Total current liabilities	148,800	171,140
Long-term debt – less current portion	29	7,088
Deferred tax liability	15,767	15,009
Operating lease liabilities, non-current	2,940	3,284
Total liabilities	167,536	196,521
Commitments and contingencies (Note 16)
Shareholders' deficit
Additional paid-in capital	1,625,076	1,568,917
Treasury stock, at cost, 4,105,948 shares at June 30, 2023; nil shares at December 31, 2022	(17,653)
Accumulated deficit	(974,419)	(938,953)
Accumulated other comprehensive loss	(33,870)	(55,169)
Total shareholders' equity	601,263	576,816
Total liabilities and shareholders' equity	768,799	773,337
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2	2
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 2,127	$ 2,019